Subsequent Events	12 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent events

Note 18 – Subsequent events

On July 7, 2017, the Company received a notice from the Nasdaq Hearings Panel (the “Panel”) indicating that it has determined to suspend the Company’s ordinary shares, from trading on The Nasdaq Stock Market, effective at the open of business on July 11, 2017. As a result of the notice, the Company’s ordinary shares are currently trading on the OTC Pink marketplace under the symbol “YECOF.” For quotes or additional information on the OTC Pink market, visit http://www.otcmarkets.com.

The Company has a right to appeal the Panel’s determination. The Company has not yet decided whether to request a review of the decision by the Nasdaq Listing and Hearing Review Council. The right to request the review expires on July 24, 2017. In the event the Company does not appeal or the appeal is unsuccessful, Nasdaq will effect the delisting of the Company’s securities by filing a Form 25-NSE (Notification of Removal from Listing and/or Registration under Section 12(b) of the Securities Exchange Act of 1934) after applicable appeal periods have lapsed.

As previously reported, the Company is not in compliance with Nasdaq Listing Rule 5250(c)(1), which requires listed companies to timely file all required periodic financial reports with the Securities and Exchange Commission. Notwithstanding the Panel’s determination, the Company expects to file its annual report for the fiscal year ended June 30, 2016 and quarterly reports for fiscal periods ended September 30, 2016 and December 31, 2016 as soon as possible and apply to be quoted on the OTCQB market after these delinquent filings are completed.

On July 21, 2017, the Company submitted an appeal request requesting the Nasdaq Listing and Hearing Review Council to review the Panel’s determination and stay any Panel action to suspend the Company’s listing. In addition, the Company intends to submit an updated plan to regain compliance (“Updated Plan”) with Nasdaq’s Listing Rules. The Company is working diligently on its Updated Plan and plans to submit it to the Panel by August 4, 2017.

In March 7, 2017, an individual filed a litigation against Yulong Renewable for an outstanding loan payable by the entity. The verdict was issued on July 24, 2017 and court ruled in the favor of individual. In aggregate, Yulong Renewable was required to pay approximately $37,437 (RMB 253,842), including $37,063 (RMB 251,308) payable to the individual and the court fee of $374 (RMB2,534) payable to the People’s Court of Zhengzhou airport economy zone.

In the fourth quarter of the fiscal year ended June 30, 2017, Bank of Pingdingshan-Kuanggong Street Branch filed three litigations against Yulong Bricks related to three outstanding loans payable by the entity. Yulong Bricks entered into three loan agreements with the lender on August 13, 2015, September 30, 2015 and March 9, 2016 for operational financing in an amount of $663,658 (RMB4.5 million), $589,918 (RMB 4.0 million) and $589,918 (RMB 4.0 million) with the loan interest at 8.73%, 8.28% and 8.7% per annum, respectively. As of June 30, 2017, the outstanding balance of principal and interest payable to the lender of each loan is approximately $751,581, $661,696 and $649,529, respectively. The verdicts were issued on July 27, 2017 and the court ruled in the favor of the lender, Bank of Pingdingshan-Kuanggong Street Branch. In aggregate, Yulong Bricks is required to pay approximately $20,962 court fee to the People’s Court of Zhanhe District of the City of Pingdingshan.

On November 9, 2017, the Company effected a one-for-five reverse stock split (the “Reverse Stock Split”) of its outstanding ordinary shares. The Company’s ordinary shares opened for trading on the NASDAQ Capital Market on November 9, 2017 on a post-split basis.

The Reverse Stock Split is intended to increase the per share trading price of the Company’s ordinary shares to satisfy the $1.00 minimum bid price requirement for continued listing on the NASDAQ Capital Market. When the reverse stock split becomes effective, every five (5) shares of ordinary shares will automatically convert into one (1) share of ordinary shares with no change in par value per share. This reduced the number of shares outstanding as of November 9, 2017 from approximately 12,055,324 to approximately 2,411,070. Any fractional shares resulting from the reverse stock split will be rounded up to the next whole share. There is no impact on the actual trading of the Company’s shares. They will continue to trade on the NASDAQ Capital Market without interruption under the symbol YECO. The new CUSIP number for the ordinary shares following the reverse split will be G98847208.

Proportional adjustments has been made to the Company’s outstanding stock options, outstanding warrants and equity-compensation plans. The number of authorized shares of the Company remains unchanged and the reverse stock split does not affect the ordinary shares capital account on our balance sheet.